UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-08216

Registrant Name:	PIMCO Strategic Income Fund, Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Strategic Income Fund, Inc.

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 288.8%
BANK LOAN OBLIGATIONS 2.5%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		$7,138	$7,168
iHeartCommunications, Inc.
7.274% due 01/30/2019		900	693
Sequa Corp.
5.250% due 06/19/2017		486	428

Total Bank Loan Obligations (Cost $8,517)			8,289

CORPORATE BONDS & NOTES 24.2%
BANKING & FINANCE 15.4%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		800	890
14.000% due 06/15/2019 (d)	GBP	1,300	2,112
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$11,482	11,625
BNP Paribas S.A.
7.375% due 08/19/2025 (d)(h)		2,800	2,796
Cantor Fitzgerald LP
7.875% due 10/15/2019		930	1,035
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	1,650	2,194
11.000% due 06/30/2019 (d)(h)		$4,166	5,062
Exeter Finance Corp.
9.750% due 05/20/2019		2,400	2,281
Jefferies LoanCore LLC
6.875% due 06/01/2020 (h)		1,000	915
KGH Intermediate Holdco LLC
12.000% due 08/08/2019 (f)		4,275	4,152
Navient Corp.
5.500% due 01/15/2019 (h)		845	860
8.450% due 06/15/2018 (h)		1,539	1,658
Neuberger Berman Group LLC
4.875% due 04/15/2045		1,200	1,032
Pinnacol Assurance
8.625% due 06/25/2034 (f)		2,600	2,835
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 (d)(h)		1,000	988
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		2,000	2,210
SL Green Realty Corp.
7.750% due 03/15/2020 (h)		4,500	5,243
Spirit Realty LP
4.450% due 09/15/2026 (h)		3,300	3,287

			51,175

INDUSTRIALS 5.2%
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(e)		1,334	1,401
9.000% due 02/15/2020 ^(e)		66	68
CVS Pass-Through Trust
7.507% due 01/10/2032		844	1,080
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	26
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(e)		$240	61
iHeartCommunications, Inc.
9.000% due 03/01/2021		400	299
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,500	1,502
7.750% due 01/15/2032		4,500	5,462
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		48	26
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (h)		1,000	1,002
UAL Pass-Through Trust
6.636% due 01/02/2024 (h)		1,698	1,811
9.750% due 07/15/2018 (h)		234	240
10.400% due 05/01/2018 (h)		757	759
UCP, Inc.
8.500% due 10/21/2017		3,700	3,681

			17,418

UTILITIES 3.6%
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023	7,150	7,747
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	2,600	3,429
Illinois Power Generating Co.
6.300% due 04/01/2020	115	47
7.950% due 06/01/2032	273	109
Petrobras Global Finance BV
3.737% due 03/17/2020	150	147
5.750% due 01/20/2020	140	145
7.875% due 03/15/2019	144	156

		11,780

Total Corporate Bonds & Notes (Cost $76,257)		80,373

MUNICIPAL BONDS & NOTES 0.5%
WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,690	1,626

Total Municipal Bonds & Notes (Cost $1,594)		1,626

U.S. GOVERNMENT AGENCIES 180.0%
Fannie Mae
1.991% due 08/25/2054 (a)	27,580	1,848
2.500% due 12/25/2027 (a)	5,545	439
2.565% due 12/01/2030	173	176
2.699% due 09/01/2028	7	7
2.700% due 04/01/2030	1	1
2.774% due 11/01/2027	51	52
2.875% due 03/01/2031	61	62
2.900% due 12/01/2028	45	47
2.933% due 03/01/2032	80	80
4.250% due 11/25/2024 (h)	547	596
4.250% due 03/25/2033	1	1
4.500% due 09/01/2023 - 08/01/2041 (h)	2,729	2,963
5.000% due 12/01/2018 - 07/25/2038	297	327
5.000% due 01/25/2038 (h)	11,603	12,945
5.500% due 12/25/2016 - 07/25/2024	23	25
5.500% due 11/25/2032 - 04/25/2035 (h)	8,251	9,389
5.617% due 12/25/2042	40	45
5.750% due 06/25/2033	37	43
5.807% due 08/25/2043 (h)	2,265	2,636
6.000% due 02/25/2017 - 12/01/2032	347	401
6.000% due 12/01/2032 - 01/25/2044 (h)	10,525	12,134
6.191% due 02/25/2042 (h)	644	760
6.240% due 10/25/2042	18	21
6.500% due 10/01/2018 - 11/01/2047	1,614	1,826
6.500% due 06/01/2029 - 06/25/2044 (h)	7,997	9,363
6.627% due 09/25/2041 (h)	606	683
6.799% due 10/25/2042 (h)	469	530
6.850% due 12/18/2027	17	20
7.000% due 05/01/2017 - 03/25/2045 (h)	1,538	1,726
7.000% due 11/01/2017 - 01/01/2047	1,129	1,279
7.500% due 12/01/2017 - 03/25/2044	518	602
7.500% due 05/01/2022 - 06/25/2044 (h)	1,527	1,752
7.700% due 03/25/2023	22	25
7.811% due 06/19/2041 (h)	947	1,062
8.000% due 09/25/2021 - 06/01/2032	205	225
8.000% due 05/01/2030 - 10/01/2031 (h)	185	208
8.500% due 09/25/2021 - 06/25/2030	311	346
8.500% due 06/18/2027 (h)	438	504
9.456% due 05/15/2021	85	92
9.927% due 07/15/2027	39	40
Fannie Mae, TBA
3.000% due 03/01/2046 - 01/01/2047	193,000	200,402
3.500% due 03/01/2046 - 10/01/2046	234,000	246,827
4.000% due 03/01/2047	3,000	3,222
Freddie Mac
1.941% due 11/15/2038 (a)	50,804	3,476
1.977% due 09/15/2036 (a)	28,380	1,689
2.036% due 05/15/2038 (a)	26,081	2,141
2.183% due 08/15/2036 (a)	8,245	588
2.499% due 09/01/2031	35	36
2.512% due 12/01/2026	6	6
2.908% due 04/01/2033	4	4
5.000% due 02/15/2024	10	11

5.500% due 04/01/2039 - 06/15/2041 (h)		8,262	9,377
5.888% due 07/25/2032		136	156
6.000% due 12/15/2016 - 03/15/2035		936	1,077
6.000% due 04/01/2017 - 02/15/2032 (h)		2,614	3,027
6.500% due 08/01/2021 - 09/01/2047		2,374	2,702
6.500% due 10/15/2023 - 03/25/2044 (h)		7,694	8,974
6.900% due 09/15/2023		352	389
6.950% due 07/15/2021		159	170
7.000% due 11/01/2016 - 10/25/2043		2,958	3,329
7.000% due 08/01/2021 - 02/25/2043 (h)		3,730	4,290
7.500% due 05/15/2024 - 05/01/2032 (h)		2,554	2,960
7.500% due 12/01/2025 - 02/25/2042		401	441
8.000% due 08/15/2022 - 04/15/2030		115	129
8.000% due 12/01/2026 (h)		201	225
8.075% due 12/25/2027		1,600	1,626
11.275% due 03/25/2025		396	449
Freddie Mac, TBA
4.000% due 11/01/2046		3,000	3,218
Ginnie Mae
6.000% due 04/15/2029 - 11/15/2038 (h)		2,246	2,612
6.000% due 08/15/2031 - 12/15/2038		47	55
6.500% due 11/20/2024 - 10/20/2038		111	120
6.500% due 04/15/2032 - 05/15/2032 (h)		737	858
7.000% due 04/15/2024 - 06/15/2026		59	65
7.500% due 01/15/2017 - 03/15/2029		238	248
7.500% due 03/15/2026 - 01/15/2029 (h)		649	702
8.000% due 01/15/2017 - 11/15/2022		9	10
8.500% due 05/15/2022 - 02/15/2031		11	13
9.000% due 11/15/2016 - 11/15/2019		59	59
9.000% due 11/15/2019 - 01/15/2020 (h)		42	44
Ginnie Mae, TBA
4.000% due 09/01/2046		20,000	21,500
Small Business Administration
4.625% due 02/01/2025		149	160
5.510% due 11/01/2027		573	640
5.780% due 08/01/2027		47	53
5.820% due 07/01/2027		52	58
6.300% due 06/01/2018		33	34
7.200% due 06/01/2017		3	3
Vendee Mortgage Trust
6.500% due 03/15/2029		200	233
6.750% due 02/15/2026 - 06/15/2026		133	153
7.500% due 09/15/2030		2,869	3,515

Total U.S. Government Agencies (Cost $581,236)			597,357

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Notes
2.000% due 08/15/2025 (h)(j)(l)		65,700	68,047

Total U.S. Treasury Obligations (Cost $65,025)			68,047

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.7%
Adjustable Rate Mortgage Trust
2.875% due 07/25/2035		870	786
3.127% due 08/25/2035		2,297	2,232
Banc of America Mortgage Trust
2.965% due 02/25/2035		29	28
Banc of America Re-REMIC Trust
5.686% due 04/24/2049		2,833	2,865
BCAP LLC Trust
0.712% due 07/26/2036		211	162
2.998% due 06/26/2035		43	39
3.003% due 10/26/2036		3,407	3,017
3.037% due 10/26/2033		130	113
Bear Stearns ALT-A Trust
3.106% due 08/25/2036 ^		467	345
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030		1,135	1,165
Celtic Residential Irish Mortgage Securitisation PLC
0.001% due 11/13/2047	EUR	5,754	6,232
0.639% due 12/14/2048	GBP	5,205	6,511
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		$4	4
Commercial Mortgage Loan Trust
6.296% due 12/10/2049		804	515
Countrywide Alternative Loan Trust
0.735% due 07/25/2046 ^(h)		2,512	1,859
5.500% due 05/25/2022 ^		39	28
6.500% due 07/25/2035 ^		856	598
Countrywide Home Loan Mortgage Pass-Through Trust
1.165% due 03/25/2035		2,495	1,909
3.200% due 08/25/2034		770	702
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		1,484	1,497
7.500% due 06/25/2035 ^		254	262

Credit Suisse Commercial Mortgage Trust
5.695% due 09/15/2040		1,582	1,618
Credit Suisse First Boston Mortgage Securities Corp.
1.675% due 03/25/2034 ^		516	501
Credit Suisse First Boston Mortgage-Backed Trust
7.000% due 02/25/2034		553	606
Credit Suisse Mortgage Capital Certificates
6.500% due 03/25/2036 ^		1,279	791
Emerald Mortgages PLC
0.000% due 07/15/2048	EUR	3,067	3,260
Epic Drummond Ltd.
0.000% due 01/25/2022		914	1,007
Eurosail PLC
1.979% due 09/13/2045	GBP	1,751	1,773
2.629% due 09/13/2045		1,251	1,159
4.229% due 09/13/2045		1,063	1,115
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049		$5,000	4,957
GMAC Mortgage Corp. Loan Trust
3.664% due 08/19/2034		181	173
GSAA Trust
6.000% due 04/01/2034		1,201	1,247
GSMPS Mortgage Loan Trust
6.458% due 06/19/2027		48	47
7.000% due 06/25/2043		3,300	3,500
8.000% due 09/19/2027		704	700
GSR Mortgage Loan Trust
0.855% due 12/25/2034		536	482
2.220% due 03/25/2033		3	3
6.500% due 01/25/2034		323	336
JPMorgan Commercial Mortgage-Backed Securities Trust
5.720% due 03/18/2051		4,000	4,041
JPMorgan Mortgage Trust
2.959% due 10/25/2036 ^		3,408	3,216
5.500% due 08/25/2022 ^		36	35
5.500% due 06/25/2037 ^		598	591
Lehman XS Trust
1.374% due 09/25/2047		6,850	5,656
Luminent Mortgage Trust
0.694% due 12/25/2036		2,417	2,074
MASTR Adjustable Rate Mortgages Trust
3.299% due 10/25/2034		1,185	1,047
MASTR Alternative Loan Trust
6.250% due 07/25/2036		524	450
6.500% due 03/25/2034		959	1,017
7.000% due 04/25/2034		67	72
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		4,741	4,709
7.500% due 07/25/2035		2,512	2,553
Merrill Lynch Mortgage Trust
6.008% due 06/12/2050		5,100	4,937
Morgan Stanley Capital Trust
5.865% due 04/15/2049		5,021	4,863
Morgan Stanley Resecuritization Trust
2.251% due 12/26/2046		7,956	5,886
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		1,285	1,321
7.500% due 03/25/2034 ^		3,396	3,158
7.500% due 10/25/2034 ^		3,854	4,074
Newgate Funding PLC
0.948% due 12/15/2050	EUR	2,520	2,378
1.198% due 12/15/2050		2,520	2,283
1.382% due 12/15/2050	GBP	3,471	4,050
1.632% due 12/15/2050		2,851	3,229
RBSSP Resecuritization Trust
6.000% due 02/26/2037		$4,724	3,630
6.250% due 12/26/2036		6,638	4,287
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		2,181	1,990
Residential Asset Mortgage Products Trust
7.000% due 08/25/2016		20	20
8.500% due 10/25/2031		596	689
8.500% due 11/25/2031		1,016	1,021
Structured Asset Mortgage Investments Trust
2.007% due 08/25/2047 ^		3,679	3,042
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,332	2,935
WaMu Mortgage Pass-Through Certificates Trust
2.718% due 05/25/2035		377	377
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		175	191
7.500% due 04/25/2033		516	553
Wells Fargo Mortgage-Backed Securities Trust
2.956% due 06/25/2035		381	397
3.001% due 04/25/2036 ^		47	46

Total Non-Agency Mortgage-Backed Securities (Cost $127,471)			134,962

ASSET-BACKED SECURITIES 17.3%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		211	69
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.050% due 11/25/2032 ^		251	6
Bear Stearns Asset-Backed Securities Trust
0.907% due 09/25/2034		714	657
Citigroup Mortgage Loan Trust, Inc.
0.685% due 12/25/2036		6,380	4,217
0.745% due 12/25/2036		3,254	1,924
0.785% due 03/25/2037		8,002	6,355
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,689	1,267
7.970% due 05/01/2032		271	162
Conseco Financial Corp.
6.530% due 02/01/2031		158	158
7.050% due 01/15/2027		188	199
Countrywide Asset-Backed Certificates
0.655% due 12/25/2036 ^		4,090	4,000
0.665% due 06/25/2047 ^		10,100	7,396
0.725% due 06/25/2037 ^		2,823	2,144
0.725% due 06/25/2047		7,176	5,626
0.815% due 06/25/2037		8,449	5,995
4.872% due 07/25/2036		11,700	10,809
Credit-Based Asset Servicing and Securitization LLC
6.020% due 12/25/2037		802	838
Green Tree Servicing LLC
8.970% due 04/25/2038		152	152
Greenpoint Manufactured Housing
8.300% due 10/15/2026		863	955
National Collegiate Commutation Trust
0.000% due 03/25/2038		10,400	4,363
Oakwood Mortgage Investors, Inc.
0.754% due 06/15/2032		22	20
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		21	17

Total Asset-Backed Securities (Cost $57,609)			57,329

SOVEREIGN ISSUES 1.6%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	16,200	4,609
Costa Rica Government International Bond
7.000% due 04/04/2044		$500	536

Total Sovereign Issues (Cost $6,933)			5,145

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
SemGroup Corp. ‘A’		7,966	282

Total Common Stocks (Cost $221)			282

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (g) 1.1%			3,809

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.489% due 03/02/2017 - 03/09/2017 (b)(c)(l)		$986	984

Total Short-Term Instruments (Cost $4,793)			4,793

Total Investments in Securities (Cost $929,656)			958,203

Total Investments 288.8% (Cost $929,656)			$958,203
Financial Derivative Instruments (i)(k) 0.5% (Cost or Premiums, net $(697))			1,557
Other Assets and Liabilities, net (189.3)%			(627,966)

Net Assets 100.0%			$331,794

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	12.000%	08/08/2019	08/07/2014	$4,222	$4,152	1.25%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	2,600	2,835	0.86

				$6,822	$6,987	2.11%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	1.300%	09/30/2016	10/03/2016	$100	U.S. Treasury Notes 1.750% due 01/31/2023	$(103)	$100	$100
SSB	0.010	09/30/2016	10/03/2016	3,709	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(3,789)	3,709	3,709

Total Repurchase Agreements						$(3,892)	$3,809	$3,809

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
DEU	0.700%	07/27/2016	10/27/2016	$(15,909)	$(15,930)
	0.700	07/27/2016	10/28/2016	(2,875)	(2,879)
	0.700	07/28/2016	10/28/2016	(9,484)	(9,496)
	0.720	07/14/2016	10/13/2016	(26,164)	(26,206)
	0.750	07/08/2016	10/07/2016	(4,447)	(4,455)
	0.750	07/14/2016	10/13/2016	(27,252)	(27,298)
	1.500	08/26/2016	10/31/2016	(424)	(425)
	1.550	09/13/2016	11/28/2016	(5,101)	(5,105)
	1.550	09/19/2016	12/15/2016	(6,790)	(6,794)
	1.600	08/12/2016	11/09/2016	(2,685)	(2,691)
	1.600	08/26/2016	11/23/2016	(3,808)	(3,815)
UBS	1.650	09/28/2016	12/28/2016	(2,357)	(2,358)

Total Reverse Repurchase Agreements					$(107,452)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BPG	0.690%	09/19/2016	12/16/2016	$(4,628)	$(4,629)
GSC	0.980	09/21/2016	10/21/2016	(38,586)	(38,598)
NOM	0.650	09/07/2016	10/07/2016	(1,872)	(1,873)

Total Sale-Buyback Transactions					$(45,100)

Mortgage Dollar Rolls:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Received	Amount Borrowed (2)
BOS	2.461%	10/13/2016	11/13/2016	$4,139	$(4,139)
	2.667	11/14/2016	12/12/2016	4,127	(4,127)
FOB	1.318	10/13/2016	11/13/2016	22,160	(22,160)
	1.362	10/13/2016	11/13/2016	68,633	(68,633)
	1.406	10/13/2016	11/13/2016	26,305	(26,305)
	2.373	10/13/2016	11/13/2016	36,217	(36,217)
	2.461	10/13/2016	11/13/2016	81,691	(81,691)
	2.527	10/13/2016	11/13/2016	77,559	(77,559)
MSC	1.472	10/13/2016	11/13/2016	10,526	(10,526)

Total Mortgage Dollar Rolls				$331,357	$(331,357)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2016 was $(522,360) at a weighted average interest rate of 1.513%.
(4)	Payable for sale-buyback transactions includes $(26) of deferred price drop.

(h)	Securities with an aggregate market value of $158,730 have been pledged as collateral under the terms of master agreements as of September 30, 2016.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	Long	12/2016	138	$0	$0	$(13)

Total Futures Contracts				$0	$0	$(13)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	15.590%	01/04/2021	BRL	7,200	$247	$10	$2	$0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD	11,200	1,470	949	0	(40)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		3,800	(1,314)	(1,181)	29	0
Pay	3-Month USD-LIBOR	2.500	06/17/2022		$31,500	2,432	1,597	0	(67)
Receive	3-Month USD-LIBOR *	1.750	12/21/2023		65,200	(1,861)	(99)	199	0
Receive	3-Month USD-LIBOR	1.750	12/21/2026		27,800	(616)	91	149	0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		63,800	(1,590)	(331)	346	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		51,640	(5,230)	(795)	929	0

						$(6,462)	$241	$1,654	$(107)

Total Swap Agreements						$(6,462)	$241	$1,654	$(107)

*	This security has a forward starting effective date.

(j)	Securities with an aggregate market value of $11,623 and cash of $3,223 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016	EUR	30		$33	$0	$0
BOA	10/2016	BRL	15,887		4,863	0	(22)
	10/2016	GBP	12,536		16,586	337	0
	10/2016		$4,894	BRL	15,887	0	(9)
BPS	10/2016		20,076	GBP	15,431	0	(75)
	11/2016	GBP	15,431		$20,086	73	0
GLM	10/2016	CAD	229		175	0	0
	10/2016	GBP	50		65	1	0
	10/2016		$18,166	EUR	16,203	37	(1)
	10/2016		450	GBP	341	0	(7)
	11/2016	EUR	15,493		$17,389	0	(39)
JPM	10/2016		148		167	0	0
	10/2016	GBP	3,186		4,242	113	0
MSB	10/2016	BRL	15,887		4,894	9	0
	10/2016	EUR	15,966		18,059	123	0
	10/2016		$4,907	BRL	15,887	0	(22)
	11/2016	BRL	15,887		$4,867	23	0
SCX	10/2016	EUR	59		66	0	0

Total Forward Foreign Currency Contracts						$716	$(175)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae 3.000% due 10/01/2046	$88.000	10/06/2016	$20,000	$1	$0
	Put - OTC Fannie Mae 3.000% due 10/01/2046	89.000	10/06/2016	41,000	2	0
	Put - OTC Fannie Mae 3.000% due 11/01/2046	87.000	11/07/2016	66,000	2	0
	Put - OTC Fannie Mae 3.500% due 10/01/2046	91.000	10/06/2016	60,000	2	0
	Put - OTC Fannie Mae 3.500% due 11/01/2046	89.000	11/07/2016	18,000	1	0
	Put - OTC Fannie Mae 3.500% due 11/01/2046	90.000	11/07/2016	100,000	4	0

					$12	$0

Total Purchased Options					$12	$0

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	06/20/2019	0.806%	$100	$(3)	$4	$1	$0
BPS	Petrobras Global Finance BV	1.000	12/20/2019	3.64	3,100	(306)	59	0	(247)
DUB	Indonesia Government International Bond	1.000	06/20/2019	0.806	300	(11)	13	2	0
GST	Petrobras Global Finance BV	1.000	09/20/2020	4.241	10	(1)	0	0	(1)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	3.64	3,400	(338)	67	0	(271)
JPM	Indonesia Government International Bond	1.000	06/20/2019	0.806	800	(27)	31	4	0
	Russia Government International Bond	1.000	12/20/2020	1.782	200	(23)	17	0	(6)

						$(709)	$191	$7	$(525)

Total Swap Agreements						$(709)	$191	$7	$(525)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(l)	Securities with an aggregate market value of $710 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,289	$0	$8,289
Corporate Bonds & Notes
Banking & Finance	0	41,907	9,268	51,175
Industrials	0	13,737	3,681	17,418
Utilities	0	11,780	0	11,780
Municipal Bonds & Notes
West Virginia	0	1,626	0	1,626
U.S. Government Agencies	0	597,357	0	597,357
U.S. Treasury Obligations	0	68,047	0	68,047
Non-Agency Mortgage-Backed Securities	0	133,847	1,115	134,962
Asset-Backed Securities	0	52,966	4,363	57,329
Sovereign Issues	0	5,145	0	5,145
Common Stocks
Energy	282	0	0	282
Short-Term Instruments
Repurchase Agreements	0	3,809	0	3,809
U.S. Treasury Bills	0	984	0	984

Total Investments	$282	$939,494	$18,427	$958,203

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,654	0	1,654
Over the counter	0	723	0	723
	$0	$2,377	$0	$2,377

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(107)	0	(120)
Over the counter	0	(700)	0	(700)

	$(13)	$(807)	$0	$(820)

Totals	$269	$941,064	$18,427	$959,760

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$9,149	$0	$(28)	$7	$0	$140	$0	$0	$9,268	$140
Industrials	3,725	0	0	1	0	(45)	0	0	3,681	(45)
Non-Agency Mortgage-Backed Securities	0	1,145	0	0	0	(30)	0	0	1,115	(31)
Asset-Backed Securities	0	4,524	0	36	0	(197)	0	0	4,363	(196)

Totals	$12,874	$5,669	$(28)	$44	$0	$(132)	$0	$0	$18,427	$(132)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,835	Proxy Pricing	Base Price	102.67
	6,433	Reference Instrument	Spread Movement	5.00 - 160.52 bps
Industrials	3,681	Proxy Pricing	Base Price	99.50
Non-Agency Mortgage-Backed Securities	1,115	Proxy Pricing	Base Price	81.00
Asset-Backed Securities	4,363	Proxy Pricing	Base Price	41.00 - 43.50

Total	$18,427

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 929,659	$36,050	$(7,506)	$28,544

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank N.A.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD (or $)	United States Dollar
CAD	Canadian Dollar	GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund, Inc.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 28, 2016

By:	/s/ William G. Galipeau
William G. Galipeau

Treasurer (Principal Financial & Accounting Officer)

Date: November 28, 2016